Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current assets:
Cash and cash equivalents	$ 485,463	$ 92,807
Trade and other receivables, less allowance for doubtful accounts of $4,293 and $3,646	359,487	373,590
Contract assets	244,417	326,667
Inventory, net	452,976	413,560
Prepaid expenses and other current assets	19,289	34,446
Total current assets	1,561,632	1,241,070
Property and equipment, net	418,141	543,710
Goodwill	513,527	583,225
Intangible assets, net	381,968	430,954
Other, net	105,065	55,615
Total assets	2,980,333	2,854,574
Current liabilities:
Current portion of long-term debt	7,336	8,201
Accounts payable	457,694	433,783
Contract liabilities	295,320	293,719
Accrued expenses	227,403	239,572
Total current liabilities	987,753	975,275
Long-term debt, less current portion	1,800,171	1,480,620
Accrued pension and other postretirement benefits	660,065	540,479
Deferred income taxes	7,439	6,964
Other noncurrent liabilities	306,169	424,549
Stockholders' deficit:
Common stock, $.001 par value, 100,000,000 shares authorized, 52,460,920 and 52,460,920 shares issued; 51,858,089 and 49,887,268 shares outstanding	52	52
Capital in excess of par value	804,830	867,545
Treasury stock, at cost, 602,831 and 2,573,652 shares	(36,217)	(159,154)
Accumulated other comprehensive loss	(746,448)	(516,011)
Accumulated deficit	(803,481)	(765,745)
Total stockholders' deficit	(781,264)	(573,313)
Total liabilities and stockholders' deficit	$ 2,980,333	$ 2,854,574